8. STOCK OPTIONS AND WARRANTS	12 Months Ended
Sep. 30, 2025
Notes
8. STOCK OPTIONS AND WARRANTS

8.STOCK OPTIONS AND WARRANTS

a)Stock option compensation plan

The Company grants stock options to directors, officers, employees and consultants pursuant to the Company’s Stock Option Plan (the “Plan”).  The number of options that may be issued pursuant to the Plan are limited to 10% of the Company’s issued and outstanding common shares and to other restrictions with respect to any single participant (not greater than 5% of the issued common shares) or any one consultant (not greater than 2% of the issued common shares).

Options granted to consultants performing investor relations activities will contain vesting provisions such that vesting occurs over at least 12 months with no more than one quarter of the options vesting in any 3-month period.

Vesting provisions may also be applied to other option grants, at the discretion of the directors.  Options issued pursuant to the Plan will have an exercise price as determined by the directors, and permitted by the TSX-V, at the time of the grant. Options have a maximum expiry date of 5 years from the grant date.

On August 14, 2023, the Company’s stock options were consolidated on a 5 for 1 basis and the exercise prices were reflected as such (Note 7(b)).

Stock option transactions and the number of stock options for the year ended September 30, 2025 are summarized as follows:

Expiry date		Exercise price	September 30, 2024	Granted	Exercised	Expired / cancelled	September 30, 2025
October 15, 2025	(a)	$0.70	401,000	-	-	-	401,000
January 18, 2027		$0.50	1,160,000	-	-	-	1,160,000
April 24, 2029	(b)	$0.15	1,860,000	-	-	-	1,860,000
July 2, 2029		$0.15	450,000	-	-	-	450,000
January 28, 2030	(c)	$0.10	-	605,000			605,000
Options outstanding			3,871,000	605,000	-	-	4,476,000
Options exercisable			3,683,500	605,000	-	-	4,476,000
Weighted average exercise price			$0.31	$0.10	$Nil	$Nil	$0.28

(a)Subsequently, 401,000 stock options expired unexercised.

(b)Subsequently, 70,000 stock options were exercised.

(c)Subsequently, 20,000 stock options were exercised.

As at September 30, 2025, the weighted average contractual remaining life of options is 2.79 years (September 30, 2024 – 3.54 years; September 30, 2023 – 2.64 years).  The weighted average fair value of stock options granted during the year ended September 30, 2025 was $0.08 (2024 - $0.15; 2023 - $nil).

Stock option transactions and the number of stock options for the year ended September 30, 2024 are summarized as follows:

Expiry date	Exercise price	September 30, 2023	Granted	Exercised	Expired / cancelled	September 30, 2024
July 30, 2024	$0.50	345,000	-	-	(345,000)	-
October 15, 2025	$0.70	401,000	-	-	-	401,000
January 18, 2027	$0.50	1,160,000	-	-	-	1,160,000
March 17, 2027	$0.50	100,000	-	-	(100,000)	-
April 24, 2029	$0.15	-	1,860,000	-	-	1,860,000
July 2, 2029	$0.15	-	450,000	-	-	450,000
Options outstanding		2,006,000	2,310,000	-	(445,000)	3,871,000
Options exercisable		2,006,000	2,122,500	-	(445,000)	3,683,500
Weighted average exercise price		$0.54	$0.15	$Nil	$0.50	$0.31

Stock option transactions and the number of stock options for the year ended September 30, 2023 are summarized as follows:

Expiry date	Exercise price	September 30, 2022	Granted	Exercised	Expired / cancelled	September 30, 2023
March 14, 2023	$0.50	168,000	-	-	(168,000)	-
July 30, 2024	$0.50	345,000	-	-	-	345,000
October 15, 2025	$0.70	401,000	-	-	-	401,000
January 18, 2027	$0.50	1,160,000	-	-	-	1,160,000
March 17, 2027	$0.50	100,000	-	-	-	100,000
Options outstanding		2,174,000	-	-	(168,000)	2,006,000
Options exercisable		2,174,000	-	-	(168,000)	2,006,000
Weighted average exercise price		$0.54	$Nil	$Nil	$0.50	$0.54

The weighted average assumptions used to estimate the fair value of options for the years ended September 30, 2025, 2024 and 2023 were as follows:

	2025	2024	2023
Risk-free interest rate	2.90%	3.52% - 3.72%	n/a
Expected life	5 years	5 years	n/a
Expected volatility	122.94%	142.43% - 142.96%	n/a
Expected dividend yield	nil	nil	n/a

b)Warrants

On August 14, 2023, the Company’s warrants were consolidated on a 5 for 1 basis and the warrant quantities and exercise prices are reflected as such (Note 7(b)).

The continuity of warrants for the year ended September 30, 2025 is as follows:

Expiry date		Exercise price	September 30, 2024	Issued	Exercised	Expired	September 30, 2025
March 15, 2025		$0.50	87,860	-	-	(87,860)	-
May 19, 2025		$0.625	1,000,000	-	-	(1,000,000)	-
October 19, 2026		$0.30	1,250,000	-	-	-	1,250,000
December 28, 2026		$0.30	100,000	-	-	-	100,000
April 11, 2027	(a)	$0.20	6,500,000	-	(620,000)	-	5,880,000
June 21, 2028		$0.35	2,500,000	-	-	-	2,500,000
June 28, 2028		$0.35	1,099,250	-	-	-	1,099,250
July 18, 2028		$0.35	556,250	-	-	-	556,250
April 9, 2028	(b)	$0.15	-	13,500,000	(420,000)	-	13,080,000
July 31, 2029		$0.35	-	1,233,500			1,233,500
August 12, 2029		$0.35	-	5,000,000			5,000,000
Outstanding			13,093,360	19,733,500	(1,040,000)	(1,087,860)	30,699,000
Weighted average exercise price			$0.29	$0.21	$0,18	$0.61	$0.23

(a) Subsequently, 620,000 warrants were exercised.

(b) Subsequently, 1,575,000 warrants were exercised.

As at September 30, 2025, the weighted average contractual remaining life of warrants is 2.57 years (September 30, 2024 – 2.71 years; September 30, 2023 – 1.62 years).

The continuity of warrants for the year ended September 30, 2024 is as follows:

Expiry date	Exercise price	September 30, 2023	Issued	Exercised	Expired	September 30, 2024
May 19, 2025	$0.625	1,000,000	-	-	-	1,000,000
March 15, 2025	$0.50	87,860	-	-	-	87,860
October 19, 2026	$0.30	-	1,250,000	-	-	1,250,000
December 28, 2026	$0.30	-	100,000	-	-	100,000
April 11, 2027	$0.20	-	6,500,000	-	-	6,500,000
June 21, 2028	$0.35	-	2,500,000	-	-	2,500,000
June 28, 2028	$0.35	-	1,099,250	-	-	1,099,250
July 18, 2028	$0.35	-	556,250	-	-	556,250
Outstanding		1,087,860	12,005,500	-	-	13,093,360
Weighted average exercise price		$0.61	$0.26	$Nil	$Nil	$0.29

The continuity of warrants for the year ended September 30, 2023 is as follows:

Expiry date		Exercise price	September 30, 2022	Issued	Exercised	Expired	September 30, 2023
October 9, 2022		$1.00	767,037	-	-	(767,037)	-
March 15, 2023	(a)	$0.25	3,820,000	-	(87,860)	(3,732,140)	-
May 19, 2025		$0.625	1,000,000	-	-	-	1,000,000
March 15, 2025	(b)	$0.50	-	87,860	-	-	87,860
Outstanding			5,587,037	87,860	(87,860)	(4,499,177)	1,087,860
Weighted average exercise price			$0.59	$0.50	$0.25	$0.38	$0.61

(a)On February 15, 2023, the exercise price of the 3,820,000 warrants was amended from $0.50 to $0.25 and the expiry date was extended to March 15, 2023.

(b)Pursuant to the warrant incentive program, 87,860 warrants were exercised for 87,860 common shares and 87,860 incentive warrants at a price of $0.50 expiring on March 15, 2025.

On August 14, 2023, the Company’s finder’s warrants were consolidated on a 5 for 1 basis and the finder’s warrant quantities and exercise prices are reflected as such (Note 7(b)).

The continuity of finder’s warrants for the year ended September 30, 2025 is as follows:

Expiry date		Exercise price	September 30, 2024	Issued	Exercised	Expired	September 30, 2025
June 21, 2025		$0.16	105,000	-	-	(105,000)	-
June 28, 2025		$0.16	10,500	-	-	(10,500)	-
July 18, 2025		$0.16	10,937	-	(10,937)	-	-
October 19, 2026		$0.20	79,450	-	-	-	79,450
December 28, 2026		$0.20	43,750	-	-	-	43,750
April 9, 2028		$0.15	-	320,000	(28,000)	-	292,000
July 31, 2027		$0.15	-	69,360	-		69,360
August 12, 2027	(a)	$0.15	-	362,800	-		362,800
Outstanding			249,637	752,160	(38,937)	(115,500)	847,360
Weighted average exercise price			$0.18	$0.15	$0.15	$0.16	$0.16

(a) Subsequently, 8,000 warrants were exercised.

As at September 30, 2025, the weighted average contractual remaining life of finder’s warrants is 1.98 years (September 30, 2024 – 1.42 years; September 30, 2023 – nil years).

The continuity of finder’s warrants for the year ended September 30, 2024 is as follows:

Expiry date	Exercise price	September 30, 2023	Issued	Exercised	Expired	September 30, 2024
June 21, 2025	$0.16	-	105,000	-	-	105,000
June 28, 2025	$0.16	-	10,500	-	-	10,500
July 18, 2025	$0.16	-	10,937	-	-	10,937
October 19, 2026	$0.20	-	79,450	-	-	79,450
December 28, 2026	$0.20	-	43,750	-	-	43,750
Outstanding		-	249,637	-	-	249,637
Weighted average exercise price		$Nil	$0.18	$Nil	$Nil	$0.18

The continuity of finder’s warrants for the year ended September 30, 2023 is as follows:

Expiry date	Exercise price	September 30, 2022	Issued	Exercised	Expired	September 30, 2023
October 9, 2022	$0.675	267,807	-	-	(267,807)	-
June 14, 2023	$0.60	133,117	-	-	(133,117)	-
Outstanding		400,924	-	-	(400,924)	-
Weighted average exercise price		$0.65	$Nil	$Nil	$0.65	$Nil

The weighted average assumptions used to estimate the fair value of finder’s warrants for the years ended September 30, 2025, 2024 and 2023 were as follows:

	2025	2024	2023
Risk-free interest rate	2.64% - 2.76%	3.39% - 4.54%	n/a
Expected life	2 years – 3 years	1– 3 years	n/a
Expected volatility	116.94% - 133.23%	120.44% - 130.18%	n/a
Expected dividend yield	nil	nil	n/a